1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
STEPHEN T. COHEN stephen.cohen@dechert.com +1 202 261 3304 Direct +1 202 261 3024 Fax

September 30, 2022

  VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	RBC Funds Trust
Securities Act File No. 333-111986
Post-Effective Amendment No. 164
Investment Company Act File No. 811-21475
Amendment No. 164

Ladies and Gentlemen:

On behalf of RBC Funds Trust (the “Trust”), attached herewith for filing is Post-Effective Amendment No. 164 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing is being made for the purpose of registering Class A, Class I and Class R6 shares of the RBC Emerging Markets ex-China Equity Fund, RBC International Equity Fund, and RBC International Small Cap Equity Fund, new series of the Trust.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at (202) 261-3304.

Sincerely,

/s/ Stephen T. Cohen
Stephen T. Cohen